LEASES (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
ROU assets and liabilities	$ 3,303,158	$ 3,658,493
Operating lease, liability	$ 3,941,560	$ 4,376,630